OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Operating Leases
OPERATING LEASES

Note 8 - OPERATING LEASES:

The Company is party to two lease agreements for its facilities located in Israel through November 2024. The Company exercised its option to extend the main agreement for an additional 3-year period (which was included in the lease term at the lease commencement date since it was reasonably certain to be exercised). Upon exercising the extension option, the annual rental payments increased by 3%. The Company did not exercised its option to extend the additional agreement which will be terminated in July 2025, therefore the lease balance was modified accordingly.

The Company also leases vehicles for its employees with different commencement and ending periods in Israel (for 3 year periods). The Company has an option to terminate these lease agreements, which may result in penalties of insignificant amounts. The Company concluded that it is not reasonably certain that it will exercise the termination option. Accordingly, such termination option was not included in determining the lease term.

The company has short term agreements for the of parking spaces for periods of up to 12 months.

The Company’s operating lease expenses are recognized on a straight-line basis. Operating lease costs for the years ended December 31, 2024, 2023 and 2022 were as follows:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Operating lease cost	360	781	760
Short term lease costs	2	18	14
Total lease costs	362	799	774

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

Cash flow and other information related to operating leases were as follows:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities	470	443	250
Right-of-use assets obtained in exchange for new operating lease liabilities	-	108	319

Other information related to operating leases were as follows:

	December 31,
	2024	2023	2022
Weighted-average remaining lease term - operating leases	2.7 years	3.9 years	4.7 years
Weighted-average discount rate	12.00%	12.88%	12.27%

The table below presents value of lease liabilities of the company for the lease period (USD thousands):

December 31, 2024
2025	397
2026	351
2027	293
Total operating lease payments	1,041
Less: imputed interest	(129)
Present value of lease liabilities	912